Business Combinations - Narrative (Details) - USD ($)	1 Months Ended			12 Months Ended
	May 31, 2022	Nov. 30, 2021	Apr. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Total consideration, net of cash acquired				$ 3,787,000	$ 9,507,000	$ 0
Goodwill				12,867,000	11,318,000	$ 2,868,000
Liabilities				224,094,000	142,085,000
Contingent consideration related to business combinations				3,883,000	7,079,000
Business combination, contingent consideration arrangements, change in amount of contingent consideration, liability				884,000
Payments of contingent consideration				2,312,000
Consideration paid				0	300,000
SimilarTech Ltd
Business Acquisition [Line Items]
Payments to acquire assets			$ 500,000
Employee retention, payable			$ 1,000,000
Employee retention, period			9 months
Intangible assets, net			$ 225,000
Goodwill			435,000
Liabilities			$ 160,000
Minimum | SimilarTech Ltd
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life			2 years
Maximum | SimilarTech Ltd
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life			4 years
Embee Mobile Inc.
Business Acquisition [Line Items]
Total consideration, net of cash acquired		$ 9,060,000
Maximum amount of contingent consideration		$ 8,300,000
Contingent consideration, period		2 years
Contingent consideration recognized at fair value		$ 7,079,000
Employee retention, payable		2,500,000
Cash received in relation to business combinations		53,000
Acquisition related costs					$ 197,000
Goodwill		7,721,000
Purchase consideration		$ 16,139,000
Embee Mobile Inc. | Minimum
Business Acquisition [Line Items]
Employee retention period		1 year
Embee Mobile Inc. | Maximum
Business Acquisition [Line Items]
Employee retention period		2 years
Internet Marketing Center Ltd.
Business Acquisition [Line Items]
Cash received in relation to business combinations	$ 176,000
Acquisition related costs				$ 142,000
Goodwill	1,843,000
Purchase consideration	3,963,000
Internet Marketing Center Ltd. | CEO Retention
Business Acquisition [Line Items]
Contingent consideration related to business combinations	1,730,000
Business combination, contingent liability, period duration up to				2 years
Internet Marketing Center Ltd. | Future Revenue Milestones
Business Acquisition [Line Items]
Contingent consideration related to business combinations	$ 865,000